STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Treasury Stock [Member]	Share Capital [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2012		$ (9,885)	$ 790	$ 158,111	$ (143,804)	$ 5,212
Balance, shares at Dec. 31, 2012	2,780,707	89,850
Dividend paid					(270)	(270)
Net income (loss) for the year					(305)	(305)
Balance at Dec. 31, 2013		$ (9,885)	$ 790	$ 158,111	(144,379)	4,637
Balance, shares at Dec. 31, 2013	2,780,707	89,850
Net income (loss) for the year					(264)	(264)
Balance at Dec. 31, 2014		$ (9,885)	790	158,111	(144,643)	4,373
Balance, shares at Dec. 31, 2014	2,780,707	89,850
Net income (loss) for the year					42	42
Balance at Dec. 31, 2015		$ (9,885)	$ 790	$ 158,111	$ (144,601)	$ 4,415
Balance, shares at Dec. 31, 2015	2,780,707	89,850